STRATTON SMALL CAP VALUE FUND
STRATTON SMALL CAP VALUE FUND SUMMARY SECTION
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	STRATTON SMALL CAP VALUE FUND
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	STRATTON SMALL CAP VALUE FUND
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Total Fund Operating Expenses	1.11%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STRATTON SMALL CAP VALUE FUND	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11.15% of the average value of its portfolio.
Principal Investment Strategies
The fund invests, under normal circumstances, at least 80% of its net assets (measured at the time of purchase) in common stock and securities convertible into common stock of small capitalization companies. Small cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. As of May 31, 2014, the most recent reconstitution date, the market capitalization of the largest company in the Russell 2000® Index was $4.1 billion.

The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, the advisor focuses on a stock's fundamental valuation relative to its peers. The advisor considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Principal Investment Risks
There are risks involved with any investment, but the risks associated with an investment in this fund include:
  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Investment category risk, or the risk that the fund's focus in small cap securities may produce a greater risk of loss than a non-concentrated mutual fund.
  Small cap stock risk, or the risk that the fund's investment in small cap stock companies may be subject to greater earnings and price volatility in comparison to large companies.
  Value-style risk, or the risk that the fund's investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
  Manager risk, or the risk that the portfolio manager's strategy may fail to produce the intended results.
An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Investment Results
The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 472-4266.
Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were: Highest: 19.54% September 30, 2009 Lowest: (21.73%) December 31, 2008
Average Annual Total Returns for Periods Ending December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
STRATTON SMALL CAP VALUE FUND	3.09%	15.30%	8.20%
STRATTON SMALL CAP VALUE FUND Return After Taxes on Distributions	2.59%	14.80%	7.85%
STRATTON SMALL CAP VALUE FUND Return After Taxes on Distributions and Sale of Fund Shares	2.14%	12.35%	6.70%
STRATTON SMALL CAP VALUE FUND Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.22%	14.26%	6.89%
STRATTON SMALL CAP VALUE FUND Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-exempt or tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The Russell 2000® Value Index is an unmanaged index measuring the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

The Russell 2000® Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of December 31, 2014) of the investable U.S. equity market. It is not possible to invest directly in an index.